VAN KAMPEN FUNDS INC.
24F-2 REPORT

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2



1. Name and address of issuer:

   Van Kampen Funds Inc.
   One Parkview Plaza
   Oakbrook, Il 60181

2. The name of each series or class of securities for which this form is filed:

   Van Kampen American Capital Insured Income Trust, Intermediate Series 65 Van Kampen American Capital Insured Income Trust, Series 66

3. Investment  company act file  number:  811-2754
   Securities  act file number:  333-23983

4(a).Last day of fiscal year for which this form is filed: February 29, 2000

4(b).[ ] Check box if this form is being filed late.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation  of  registration  fee:
     (i) Aggregate  sale price of securities
         sold during the fiscal year pursuant to section 24(f):               $0

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                               $0

     (iii)  Aggregate  price of securities  redeemed or  repurchased during any prior  fiscal year ending no earlier than
            October 11, 1995 that were not previously used to reduce
            registration fees payable to the Commission:                      $0

     (iv)   Total available redemption credits
            [add items 5(ii) and 5 (iii)]:                                    $0

     (v)    Net sales - if item 5(i) is greater than 5(iv)
            [subtract item 5(iv) from item 5(i)]:                             $0

     (vi)   Redemption credits available for use in future
            years - if item 5(i) is less than item 5(iv)
            subtract item 5(iv) from item 5(i)]:                              $0

     (vii)  Multiplier for determining registration fee
            (See instruction C.9):                                  x  0.0002500

     (viii) Registration  fee due [multiply  item 5(v)] by
            item 5(vii)] (enter 0 if no fee is due):                          $0

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before (effective date of rescission of rule 24e-2), then report the amount of securities (number of shares or other
     units  deducted here:    323

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
     years, then state that number here:   4,116

7. Interest due - if this form is being filed more than 90 days after the end of the issuers fiscal year(see instruction D): $0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $0

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

     Method of Delivery:

     [ ]     Wire Transfer
     [ ]     Mail or other means